Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with SEC rules, this section provides information with respect to compensation actually paid (“CAP”) to our NEOs and Company performance. This information does not necessarily align with how the Company or the MDC Committee views the link between the Company’s performance and its NEO’s pay. CAP is an SEC-defined term and neither CAP nor the amount reported in the Summary Compensation Table (“SCT”) necessarily reflect the amounts earned, received, or realized by the NEOs. Unvested awards remain subject to vesting conditions and possible future declines in value based on changes in the price of our common stock, and the ultimate value realized by our NEOs from unvested equity awards will not be determined until the awards vest. In addition, a significant portion of CAP relates to changes in fair value of unvested awards over the course of each year. For a more detailed discussion of how we view our executive compensation structure, including alignment with our performance, see the Compensation Discussion and Analysis (“CD&A”) section.
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(3,4)	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(3,4)	Value of Initial Fixed $100 Investment Based on:(5)		Net Income (in millions)(6)	Revenue (in millions)(7)
					APEI TSR	Peer Group TSR
2022	$3,359,173	$827,908	$864,041	$359,072	$45	$88	($115.0)	$606.3
2021	$2,994,052	$1,963,734	$953,983	$673,074	$81	$71	$17.8	$418.8
2020	$2,996,393	$4,376,919	$1,566,715	$1,614,207	$111	$84	$18.8	$321.8

(1)	Ms. Selden was the CEO for each of the covered years.
(2)	The other NEOs for each covered year were: In
2022, Mr. Sunderland, Mr. Beckett, Mr. Wilkins, Mr. Tognola, Mr. Dyberg, and Mr. Slagle; in
2021, Mr. Sunderland, Mr. Beckett, Dr. Dyke, Mr. Dyberg, and Dr. Smith; and in
2020, Mr. Sunderland, Mr. Beckett, Dr. Dyke, Mr. Dyberg, and Dr. Boston. Dr. Boston served as APEI CEO until September 30, 2019, at which time he was appointed President of APUS. Therefore, equity awards Dr. Boston received as CEO prior to September 30, 2019 are included in the 2020 Other NEOs covered year.
(3)	The following tables disclose the amounts deducted from and added to SCT total compensation for the applicable year pursuant to Item 402(v) of Regulation S-K to determine CAP:
Adjustments made to NEO SCT to calculate CAP
Year	Reported SCT total	minus reported value of equity awards	plus equity award adjustments	equals CAP
CEO
2022	$3,359,173	$2,327,318	($203,947)	$827,908
2021	$2,994,052	$1,573,656	$543,338	$1,963,734
2020	$2,996,393	$1,416,830	$2,797,356	$4,376,919
Other NEOs
2022	$864,041	$409,901	($95,068)	$359,072
2021	$953,983	$313,844	$32,935	$673,074
2020	$1,566,715*	$518,938	$566,430	$1,614,207
*	2020 SCT total compensation includes Dr. Boston’s severance and equity acceleration pursuant to the terms of his retirement on August 12, 2020.
(4)	Adjustments made to NEO equity awards
Year	Year-end FMV awards granted during the year	Year over year FMV change of outstanding and unvested awards as of year end	Year over year FMV change of awards granted in prior years that vested during the year	Deduction of FMV for prior awards granted prior to year that were forfeited during year	Total equity award adjustments
CEO
2022	$937,378	($688,879)	($452,446)	$0	($203,947)
2021	$1,352,377	($712,473)	($96,566)	$0	$543,338
2020	$2,631,359	$155,656	$10,341	$0	$2,797,356
Other NEOs
2022	$118,753	($69,696)	($21,449)	($122,675)	($95,068)
2021	$193,980	($95,131)	$805	($66,718)	$32,935
2020	$520,939	$16,705	$28,786	$0	$566,430
•
Fair market value (“FMV”) used to determine the equity award adjustments is consistent with the calculations used to account for share-based payments in the Company’s financial statements in accordance with GAAP, although the assumptions are materially different from those disclosed with respect to valuation at the time of grant including:

•
Restricted Stock Unit Awards (RSUs): The FMV of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable.

•
Performance Share Unit Awards (PSUs): The number of “earned” units was calculated by multiplying the target units by the applicable performance achievement percentage for a given year. The FMV of PSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable, multiplied by the number of “earned” units.

•
Stock Option Awards: Option awards use a model consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements in accordance with GAAP. The FMV value of the options was estimated using the Black-Scholes option pricing model that reflect for each award and valuation date, adjustments for expected volatility, risk-free interest rate, dividend yield, and expected term. Declining stock price served as the primary driver of change in the fair value of option awards, none of which were in the money as of any valuation date applicable to the equity adjustment used to determine CAP.

(5)
Reflects total shareholder return (“TSR”) for the Company and the Company’s customized peer group of companies as reported in the Company’s Annual Reports on Form 10-K for the applicable fiscal year. As compared with the peer group used for the Company’s Annual Reports on Form 10-K for fiscal 2020 and 2021, the peer group used for the Company’s Annual Report on Form 10-K for fiscal 2022 removed Zovio, Inc. (“Zovio”) and added Lincoln Educational Services Corp. (“Lincoln”) and Universal Technical Institute, Inc. (“UTI”). We removed Zovio because we no longer consider it to be a peer following changes to its business, and we added Lincoln and UTI to our peer group to replace Zovio in order to continue to show comparative performance with a similarly sized group of for-profit postsecondary education companies. The cumulative TSR for the 2020-2021 peer group as of December 31, 2022 would have been $87 as compared to $88 for the 2022 peer group. Historical stock performance is not necessarily indicative of future stock performance.

(6)	Represents the amount of net income reflected in our audited financial statements for each applicable fiscal year.
(7)
SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (other than TSR, stock price, or net income) used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We selected revenue as the most important financial performance measurement due to the alignment with the Company’s long-term strategic goals, including its direct linkage to enrollments. Revenue is defined as the Company’s GAAP revenue as reported.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(2)	The other NEOs for each covered year were: In
2022, Mr. Sunderland, Mr. Beckett, Mr. Wilkins, Mr. Tognola, Mr. Dyberg, and Mr. Slagle; in
2021, Mr. Sunderland, Mr. Beckett, Dr. Dyke, Mr. Dyberg, and Dr. Smith; and in
2020, Mr. Sunderland, Mr. Beckett, Dr. Dyke, Mr. Dyberg, and Dr. Boston. Dr. Boston served as APEI CEO until September 30, 2019, at which time he was appointed President of APUS. Therefore, equity awards Dr. Boston received as CEO prior to September 30, 2019 are included in the 2020 Other NEOs covered year.

Peer Group Issuers, Footnote [Text Block]
(5)
Reflects total shareholder return (“TSR”) for the Company and the Company’s customized peer group of companies as reported in the Company’s Annual Reports on Form 10-K for the applicable fiscal year. As compared with the peer group used for the Company’s Annual Reports on Form 10-K for fiscal 2020 and 2021, the peer group used for the Company’s Annual Report on Form 10-K for fiscal 2022 removed Zovio, Inc. (“Zovio”) and added Lincoln Educational Services Corp. (“Lincoln”) and Universal Technical Institute, Inc. (“UTI”). We removed Zovio because we no longer consider it to be a peer following changes to its business, and we added Lincoln and UTI to our peer group to replace Zovio in order to continue to show comparative performance with a similarly sized group of for-profit postsecondary education companies. The cumulative TSR for the 2020-2021 peer group as of December 31, 2022 would have been $87 as compared to $88 for the 2022 peer group. Historical stock performance is not necessarily indicative of future stock performance.

Changed Peer Group, Footnote [Text Block]
(5)
Reflects total shareholder return (“TSR”) for the Company and the Company’s customized peer group of companies as reported in the Company’s Annual Reports on Form 10-K for the applicable fiscal year. As compared with the peer group used for the Company’s Annual Reports on Form 10-K for fiscal 2020 and 2021, the peer group used for the Company’s Annual Report on Form 10-K for fiscal 2022 removed Zovio, Inc. (“Zovio”) and added Lincoln Educational Services Corp. (“Lincoln”) and Universal Technical Institute, Inc. (“UTI”). We removed Zovio because we no longer consider it to be a peer following changes to its business, and we added Lincoln and UTI to our peer group to replace Zovio in order to continue to show comparative performance with a similarly sized group of for-profit postsecondary education companies. The cumulative TSR for the 2020-2021 peer group as of December 31, 2022 would have been $87 as compared to $88 for the 2022 peer group. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,359,173	$ 2,994,052	$ 2,996,393
PEO Actually Paid Compensation Amount	$ 827,908	1,963,734	4,376,919
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	The following tables disclose the amounts deducted from and added to SCT total compensation for the applicable year pursuant to Item 402(v) of Regulation S-K to determine CAP:
Adjustments made to NEO SCT to calculate CAP
Year	Reported SCT total	minus reported value of equity awards	plus equity award adjustments	equals CAP
CEO
2022	$3,359,173	$2,327,318	($203,947)	$827,908
2021	$2,994,052	$1,573,656	$543,338	$1,963,734
2020	$2,996,393	$1,416,830	$2,797,356	$4,376,919
Other NEOs
2022	$864,041	$409,901	($95,068)	$359,072
2021	$953,983	$313,844	$32,935	$673,074
2020	$1,566,715*	$518,938	$566,430	$1,614,207
*	2020 SCT total compensation includes Dr. Boston’s severance and equity acceleration pursuant to the terms of his retirement on August 12, 2020.
(4)	Adjustments made to NEO equity awards
Year	Year-end FMV awards granted during the year	Year over year FMV change of outstanding and unvested awards as of year end	Year over year FMV change of awards granted in prior years that vested during the year	Deduction of FMV for prior awards granted prior to year that were forfeited during year	Total equity award adjustments
CEO
2022	$937,378	($688,879)	($452,446)	$0	($203,947)
2021	$1,352,377	($712,473)	($96,566)	$0	$543,338
2020	$2,631,359	$155,656	$10,341	$0	$2,797,356
Other NEOs
2022	$118,753	($69,696)	($21,449)	($122,675)	($95,068)
2021	$193,980	($95,131)	$805	($66,718)	$32,935
2020	$520,939	$16,705	$28,786	$0	$566,430
•
Fair market value (“FMV”) used to determine the equity award adjustments is consistent with the calculations used to account for share-based payments in the Company’s financial statements in accordance with GAAP, although the assumptions are materially different from those disclosed with respect to valuation at the time of grant including:

•
Restricted Stock Unit Awards (RSUs): The FMV of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable.

•
Performance Share Unit Awards (PSUs): The number of “earned” units was calculated by multiplying the target units by the applicable performance achievement percentage for a given year. The FMV of PSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable, multiplied by the number of “earned” units.

•
Stock Option Awards: Option awards use a model consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements in accordance with GAAP. The FMV value of the options was estimated using the Black-Scholes option pricing model that reflect for each award and valuation date, adjustments for expected volatility, risk-free interest rate, dividend yield, and expected term. Declining stock price served as the primary driver of change in the fair value of option awards, none of which were in the money as of any valuation date applicable to the equity adjustment used to determine CAP.

Non-PEO NEO Average Total Compensation Amount	$ 864,041	953,983	1,566,715
Non-PEO NEO Average Compensation Actually Paid Amount	$ 359,072	673,074	1,614,207
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The following tables disclose the amounts deducted from and added to SCT total compensation for the applicable year pursuant to Item 402(v) of Regulation S-K to determine CAP:
Adjustments made to NEO SCT to calculate CAP
Year	Reported SCT total	minus reported value of equity awards	plus equity award adjustments	equals CAP
CEO
2022	$3,359,173	$2,327,318	($203,947)	$827,908
2021	$2,994,052	$1,573,656	$543,338	$1,963,734
2020	$2,996,393	$1,416,830	$2,797,356	$4,376,919
Other NEOs
2022	$864,041	$409,901	($95,068)	$359,072
2021	$953,983	$313,844	$32,935	$673,074
2020	$1,566,715*	$518,938	$566,430	$1,614,207
*	2020 SCT total compensation includes Dr. Boston’s severance and equity acceleration pursuant to the terms of his retirement on August 12, 2020.
(4)	Adjustments made to NEO equity awards
Year	Year-end FMV awards granted during the year	Year over year FMV change of outstanding and unvested awards as of year end	Year over year FMV change of awards granted in prior years that vested during the year	Deduction of FMV for prior awards granted prior to year that were forfeited during year	Total equity award adjustments
CEO
2022	$937,378	($688,879)	($452,446)	$0	($203,947)
2021	$1,352,377	($712,473)	($96,566)	$0	$543,338
2020	$2,631,359	$155,656	$10,341	$0	$2,797,356
Other NEOs
2022	$118,753	($69,696)	($21,449)	($122,675)	($95,068)
2021	$193,980	($95,131)	$805	($66,718)	$32,935
2020	$520,939	$16,705	$28,786	$0	$566,430
•
Fair market value (“FMV”) used to determine the equity award adjustments is consistent with the calculations used to account for share-based payments in the Company’s financial statements in accordance with GAAP, although the assumptions are materially different from those disclosed with respect to valuation at the time of grant including:

•
Restricted Stock Unit Awards (RSUs): The FMV of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable.

•
Performance Share Unit Awards (PSUs): The number of “earned” units was calculated by multiplying the target units by the applicable performance achievement percentage for a given year. The FMV of PSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable, multiplied by the number of “earned” units.

•
Stock Option Awards: Option awards use a model consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements in accordance with GAAP. The FMV value of the options was estimated using the Black-Scholes option pricing model that reflect for each award and valuation date, adjustments for expected volatility, risk-free interest rate, dividend yield, and expected term. Declining stock price served as the primary driver of change in the fair value of option awards, none of which were in the money as of any valuation date applicable to the equity adjustment used to determine CAP.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between CAP and Company and Peer Group TSR
The following graph compares the CAP to our CEO and the average of the CAP to our Other NEOs to our cumulative TSR, and also compares our cumulative TSR and 2022 Annual Report customized peer group cumulative TSR. The cumulative TSR amounts in the graph assume an initial investment of $100 on December 31, 2019.

Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between CAP and Company Financial Measures CAP vs. Net Income The following graph compares the CAP to our CEO and the average of the CAP to our Other NEOs to net income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Revenue The following graph compares the CAP to our CEO and the average of the CAP to our Other NEOs to revenue.
Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between CAP and Company and Peer Group TSR
The following graph compares the CAP to our CEO and the average of the CAP to our Other NEOs to our cumulative TSR, and also compares our cumulative TSR and 2022 Annual Report customized peer group cumulative TSR. The cumulative TSR amounts in the graph assume an initial investment of $100 on December 31, 2019.

Tabular List [Table Text Block]
Most Important Financial Measures
The Company’s 2022 short-term annual incentive cash and long-term equity incentive compensation plans included the four metrics listed below that the MDC Committee considers to be the most important measures to link CAP to Company performance. The order of the table below does not reflect any ranking of importance. Additional details regarding the 2022 incentive plan performance metrics including performance targets, payout opportunities, and weighting of each metric by NEO are further described in our CD&A within the sections titled “Annual Incentive Cash Compensation” and “Equity Incentives”.
2022 Most Important Measures
Adjusted EBITDA (financial)
Enrollment (operational)
EPS (financial)
Revenue (financial)

Total Shareholder Return Amount	$ 45	81	111
Peer Group Total Shareholder Return Amount	88	71	84
Net Income (Loss)	$ (115,000,000)	$ 17,800,000	$ 18,800,000
Company Selected Measure Amount	606,300,000	418,800,000	321,800,000
PEO Name	Ms. Selden	Ms. Selden	Ms. Selden
Prior Peer Group Total Shareholder Return Amount	$ 87
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Enrollment
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,327,318)	$ (1,573,656)	$ (1,416,830)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(203,947)	543,338	2,797,356
PEO [Member] | Year-end FMV Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	937,378	1,352,377	2,631,359
PEO [Member] | Year Over Year FMV Change of Outstanding and Unvested Awards as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(688,879)	(712,473)	155,656
PEO [Member] | Year Over Year FMV Change of Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(452,446)	(96,566)	10,341
PEO [Member] | Deduction of FMV for Prior Awards Granted Prior to Year that were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(409,901)	(313,844)	(518,938)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(95,068)	32,935	566,430
Non-PEO NEO [Member] | Year-end FMV Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	118,753	193,980	520,939
Non-PEO NEO [Member] | Year Over Year FMV Change of Outstanding and Unvested Awards as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,696)	(95,131)	16,705
Non-PEO NEO [Member] | Year Over Year FMV Change of Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,449)	805	28,786
Non-PEO NEO [Member] | Deduction of FMV for Prior Awards Granted Prior to Year that were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (122,675)	$ (66,718)	$ 0